Consolidated balance sheet - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 15,179,753	R$ 9,018,818
Marketable securities	9,932,774	12,971,547
Trade accounts receivable	6,560,607	9,132,860
Inventories	8,155,847	7,962,324
Recoverable taxes	887,085	929,001
Current Tax Assets Income Tax Related	659,202	180,618
Derivative financial instruments	1,556,978	1,006,427
Advances to suppliers	76,818	92,133
Other assets	858,005	889,232
Total current assets	43,867,069	42,182,960
Non-current assets
Marketable securities	319,680	391,964
Recoverable taxes	945,699	1,179,125
Deferred taxes	1,504,014	7,984,015
Derivative financial instruments	8,014,683	2,880,673
Advances to suppliers	2,788,262	2,503,537
Judicial deposits	418,301	487,993
Other assets	187,102	156,880
Biological assets	26,097,164	22,283,001
Investments accounted for using equity method	1,194,877	1,816,923
Property, plant and equipment	64,296,187	64,986,040
Right of use	5,331,789	5,180,691
Intangible	12,970,692	13,902,303
Total non-current assets	124,068,450	123,753,145
TOTAL ASSETS	167,935,519	165,936,105
Current liabilities
Trade accounts payable	5,141,386	6,033,285
Loans, financing and debentures	3,004,905	10,501,387
Lease liabilities	857,810	872,228
Derivative financial instruments	1,205,029	2,760,273
Taxes payable	240,010	245,353
Income taxes payable	218,238	118,362
Payroll and charges	1,132,713	1,232,971
Liabilities for assets acquisitions and subsidiaries	17,719	21,166
Dividends payable, non-cash assets distributions	1,393,121	2,200,917
Advances from customers	132,408	145,200
Other liabilities	429,532	346,796
Total current liabilities	13,772,871	24,477,938
Non-current liabilities
Loans, financing and debentures	91,796,352	90,934,144
Lease liabilities	6,072,080	6,100,687
Derivative financial instruments	8,136,320	7,694,547
Liabilities for assets acquisitions and subsidiaries	77,121	99,324
Provision for judicial liabilities	2,801,738	2,926,750
Employee benefit plans	741,143	721,560
Deferred taxes		12,596
Non-current provisions for employee benefits	332,322	361,974
Advances from customers	74,715	74,715
Other liabilities	178,684	116,295
Total non-current liabilities	110,210,475	109,042,592
TOTAL LIABILITIES	123,983,346	133,520,530
Equity
Share capital	24,235,546	19,235,546
Capital reserves	80,742	60,226
Treasury shares	(1,511,146)	(1,339,197)
Profit reserves	20,118,234	12,978,898
Accumulated other comprehensive income	888,669	1,348,796
Retained earnings
Controlling shareholders'	43,812,045	32,284,269
Non-controlling interest	140,128	131,306
Total equity	43,952,173	32,415,575
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 167,935,519	R$ 165,936,105